FPA International Value Fund (Prospectus Summary) | FPA International Value Fund
SUMMARY SECTION
Investment Objective.
The Fund seeks to provide above average capital appreciation over the long term while attempting to minimize the risk of capital loss.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA International Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses		FPA International Value Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	15.54%
Financial Services Fee		0.10%
Other Expenses		15.64%
Total Annual Fund Operating Expenses		16.64%
Fee Waiver and/or Expense Reimbursement	[2]	(15.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	First Pacific Advisors, LLC (the "Adviser") has contractually agreed to waive a portion of the advisory fees and/or reimburse a portion of the FPA International Value Fund's operating expenses (excluding any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, borrowing costs and commitment fees, dividend expenses, and any other extraordinary expenses such as litigation) through April 30, 2013 to ensure that the Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not exceed 1.35%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	FPA International Value Fund
One year	137
Three years	428

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal period, December 1, 2011 to December 31, 2011, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies.
The Fund will invest primarily in equity securities of companies of all market capitalizations domiciled in jurisdictions outside of the United States. The
Fund invests in companies that the Adviser believes are high quality, financially strong businesses, the management teams of which build shareholder value over time.
The Fund seeks to invest in these businesses when their market prices are less than the Adviser's estimate of their intrinsic values, which the Adviser believes can help reduce the potential for losses.

The Fund's universe of potential investments primarily includes companies domiciled in jurisdictions outside of the United States in which the Adviser believes reasonable business practices exist. In investing the Fund's assets, the Adviser focuses on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws. The
Fund will primarily invest in companies domiciled in Continental Europe, Japan, the United Kingdom, emerging Asian markets, the Americas (excluding the United
States, "U.S."), Australia and New Zealand, and developing EMEA (Europe, Middle
East and Africa) countries. There are no geographic limits on the Fund's
non-U.S. investments, but the Fund does not expect to invest more than 35% of its assets in securities of companies domiciled in emerging markets. The Fund may hedge currency. In addition, the Fund may invest in American Depositary
Receipts ("ADRs"), which are receipts that represent interests in foreign securities held on deposit by U.S. banks, or other depository receipts.

Key Investment Criteria

1. Business Quality. The Adviser seeks to invest in businesses with high barriers to market entry, low threat of substitutes, sustainable competitive advantages, and power over customers as well as suppliers.

2. Financial Strength. The Adviser considers the overall financial strength of businesses. The Adviser seeks to avoid companies that expose their shareholders to a material risk of permanent capital loss.

3. Strong Management. The Adviser seeks to invest in companies with management teams that have histories of both operational excellence and capital allocation that builds shareholder value.

4. Low Absolute Valuation. The Adviser only purchases shares when the Adviser believes they offer a significant margin of safety (i.e. when they trade at a significant discount to the Adviser's estimate of their intrinsic value).

Given the Fund's strict investment criteria, the limited number of holdings in the portfolio and the ability to hold cash are key aspects of the portfolio. The
Adviser expects the Fund to generally invest in 25 to 35 companies at any given time. Under normal circumstances, the Fund may hold up to 15% of its assets in cash or cash equivalents, but the Fund may hold significantly more at times when the Adviser believes there are not sufficient investment opportunities that meet the Fund's strict investment criteria.

The Adviser performs security selection on a bottom-up basis and conducts extensive research on individual investment candidates focusing on business fundamentals. The Adviser uses its research findings to estimate the intrinsic value of businesses. The Fund's portfolio construction is the product of this research and valuation process. The Adviser adds to a list of portfolio investments those companies that meet the Adviser's qualitative investment criteria and offer a sufficient margin of safety. The Adviser ranks all portfolio securities according to the relative discount to the Adviser's estimate of intrinsic value and usually allocates the largest portfolio weightings to those investments that the Adviser believes offer the highest margin of safety. The Adviser believes that this approach allows its best ideas to have a meaningful impact on the Fund's performance.

The Fund may sell a portfolio holding when the holding's market price appreciates and approaches the Adviser's estimate of intrinsic value; the
Adviser finds an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis no longer holds.
Principal Investment Risks.
As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal.
This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. Due to the relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than would be a fund with more holdings. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Global stock markets have been subject to significant volatility recently which have increased the risk associated with an investment in the Fund.

Risks Associated with Investing in Foreign Securities. Since the Fund principally invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially those of companies in emerging markets, can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in regulatory, tax and accounting standards and differences in reporting standards can cause difficulties in obtaining information about foreign companies can negatively affect investment decisions. Investments in foreign securities could be affected by restrictions on receiving investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.

The Fund may invest in ADRs and similar depositary receipts, which may be sponsored by the foreign issuer or unsponsored. ADRs and similar depositary receipts are subject to the risks of changes in currency or exchange rates and the risks of investing in foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that would be, in the United States, considered material. Therefore, there may be less information available regarding these issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Risks Associated with Investing in Emerging Markets. The Fund's investments in foreign issuers in developing or emerging market countries involve increased exposure to changes in economic, social and political factors. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving, and their political systems are typically less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Investing in Mid-Cap and Small-Cap Companies. The prices of securities of mid-cap and small-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and small-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Because of these and other risks, you could lose money by investing in the Fund.
Other Information
Performance Information.
Because the FPA International Value Fund commenced operations on December 1, 2011, and does not have a full calendar year of results, no performance information is presented at this time. Performance information will be presented in this section of the Prospectus after the Fund has been in operation for one calendar year. The performance information, when presented, will give investors some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by comparing the Fund's performance with the performance of a broad-based market index and other indexes.

Updated Performance Information. You can obtain updated monthly performance information by visiting the Fund's website at www.fpafunds.com or calling (800)
982-4372.